Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Major Components Of Tax Expense Income [Abstract]
Tax refund receivable (included in other current assets - other)	$ 0		$ 2
Income tax payable	$ 6,221	$ 203	$ 8,674